UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)
Copy to: W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415
Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2007

Item 1 – Schedule of Investments.

AMERISTOCK MUTUAL FUND, INC.
SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

				Market
Industry	Company	Symbol	Shares	Value
Common Stocks 97.84%

Banking 12.61%	Bank of America Corp.	BAC	417,754	$21,000,493
	CitiGroup Inc.	C	431,816	20,152,853
	PNC Financial Services Group Inc.	PNC	144,686	9,853,117
	Wachovia Corp.	WB	194,300	9,744,145

Capital Goods 3.42%	Caterpillar Inc.	CAT	42,400	3,325,432
	General Electric Co.	GE	317,905	13,161,267

Chemicals & Fertilizer 4.51%	Dow Chemical Co.	DOW	253,880	10,932,073
	Du Pont de Nemours & Co.	DD	217,600	10,784,256

Consumer Staples 14.95%	Coca-Cola Co.	KO	206,380	11,860,658
	Colgate-Palmolive Co.	CL	161,500	11,518,180
	Pepsico Inc.	PEP	168,960	12,378,010
	Procter & Gamble Co.	PG	191,200	13,449,008
	Sara Lee Corp.	SLE	1,367,800	22,828,582

Diversified 2.22%	3M Co.	MMM	114,520	10,716,781

Diversified Financial Services 3.70%	American Express Co.	AXP	300,000	17,811,000

Electronics 14.56%	Dell Inc. (a)	DELL	709,700	19,587,720
	Intel Corp.	INTC	746,160	19,295,697
	International Business Machines Corp.	IBM	89,600	10,554,880
	Texas Instruments Inc.	TXN	567,000	20,746,530

Food 3.97%	Kellogg Co.	K	342,000	19,152,000

Healthcare 11.49%	Abbott Laboratories	ABT	206,060	11,048,937
	Bristol-Myers Squibb Co.	BMY	363,740	10,482,987
	Johnson & Johnson	JNJ	186,680	12,264,876
	Merck & Co. Inc.	MRK	210,940	10,903,489
	Pfizer Inc.	PFE	437,680	10,692,522

Insurance 3.78%	The Progressive Corp.	PGR	939,000	18,225,990

Oil & Gas 7.26%	BP PLC (ADR) (b)	BP	160,308	11,117,360
	ChevronTexaco Corp.	CVX	113,228	10,595,876
	Exxon Mobil Corp.	XOM	143,200	13,254,592

Retailing 1.72%	Home Depot Inc.	HD	255,595	8,291,502

Services - Data Processing 0.55%	Automatic Data Processing Inc.	ADP	57,600	2,645,568

Software 4.20%	Broadridge Financial Solutions Inc.	BR	14,400	272,880
	Microsoft Corp.	MSFT	677,560	19,960,918

Telecommunications 6.93%	AT&T Inc.	T	274,343	11,607,452
	Comcast Corp. (a)	CMCSA	383,633	9,276,246
	Verizon Communications Inc.	VZ	282,809	12,522,783

Thrift and Mortgage 1.97%	Fannie Mae	FNM	156,370	9,508,860

Total Common Stocks 97.84%	(Cost $405,777,245)			$471,525,520

Total Investments 97.84%	(Cost $405,777,245)			$471,525,520
Other Assets in Excess of Liabilities 2.16%				10,392,476
Net Assets 100.00%	Equivalent to $46.44 per share on 10,378,026 shares of Capital Stock Outstanding			$481,917,996

(a)          Non-Income Producing Security

(b)         ADR - American Depositary Receipt

The accompanying notes are an integral part of the Schedule of Investments.

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price or NASDAQ Closing Cross price is used, whichever is available. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a nonexchange listed security does not trade on a particular day, or if a last sales price, Official Closing Price or Closing Cross price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Funds’ pricing service. If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer. In the absence of available quotations the securities will be priced at “fair value”. Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees. Security transactions are recorded on the dates transactions are entered into, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2007 was as follows:

Gross Appreciation (excess of value over tax cost)	$90,090,096
Gross Depreciation (excess of tax cost over value)	(24,341,821)
Net Unrealized Appreciation	$65,748,275
Cost of Investments for Income Tax Purposes	$405,777,245

Item 2 - Controls and Procedures.

(a)                                The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                               There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2007

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